ROPES & GRAY LLP

1211 AVENUE OF THE AMERICAS

NEW YORK, NEW YORK 10036

June 13, 2014	R. Brent Bates Phone: 212-596-9143 Fax: 646-728-1542 Brent.Bates@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Blackstone Alternative Alpha Fund II (the “Fund”) (File Nos. 811-22792 and 333-186044)

Ladies and Gentlemen:

We are filing today via EDGAR Post-Effective Amendment No. 1 to the Fund’s Registration Statement (File No. 333-186044) on Form N-2 pursuant to the Securities Act of 1933, as amended, and Amendment No. 3 to the Fund’s Registration Statement (File No. 811-22792) pursuant to the Investment Company Act of 1940, as amended, on behalf of Blackstone Alternative Alpha Fund II, a Massachusetts business trust.

This filing is for the purposes of providing certain annual and other updates to the Fund’s Registration Statement filed on July 1, 2013, as revised August 7, 2013.

No fees are required in connection with this filing. If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned.

Sincerely,

/s/ R. Brent Bates
R. Brent Bates
Enclosures

cc:	James Hannigan, Esq., Blackstone Alternative Asset Management L.P.
James E. Thomas, Esq.